Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	ASSET MANAGEMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000705318
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Supplement [Text Block]	asarx_SupplementTextBlock
ASSET MANAGEMENT FUND
Money Market Fund
Ultra Short Mortgage Fund
Ultra Short Fund
Short U.S. Government Fund
Intermediate Mortgage Fund
U.S. Government Mortgage Fund
SUPPLEMENT DATED JANUARY 10, 2012
TO PROSPECTUS DATED MARCH 1, 2011
Effective January 17, 2012, the Funds' Transfer Agent, The Northern Trust Company, will assume certain shareholder servicing duties. Accordingly, on January 17, 2012, the Prospectus is revised as follows:

Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	asarx_SupplementTextBlock
The last sentence in the last paragraph under "Fund Performance History" on page 4 of the Prospectus is revised as follows:
To obtain the Fund's current 7-day yield information, please call us toll-free at 1-800-247-9780.